Note 18 - Acquisition of Controlling Interest in the Company (Details Textual) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 12, 2016	Sep. 30, 2016
Warrant, Term of Contract		5 years
FBIO Acquisitions Inc. [Member] | Common Stock [Member]
Warrant, Term of Contract		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.25
Class of Warrant or Right, Unissued		12,437,916
FBIO Acquisitions Inc. [Member] | National Holdings Corporation [Member]
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed	$ 4.3
Percentage of Stock Owned by Aquiree Required to Become a Privately Held Company, Minimum	80.00%
FBIO Acquisitions Inc. [Member] | National Holdings Corporation [Member] | Professional Fees [Member]
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed	$ 3.0
FBIO Acquisitions Inc. [Member] | National Holdings Corporation [Member] | Commission, Compensation, and Fees [Member]
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed	1.1
FBIO Acquisitions Inc. [Member] | National Holdings Corporation [Member] | Other Administrative Expense [Member]
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed	$ 0.2
FBIO Acquisitions Inc. [Member] | National Holdings Corporation [Member] | Common Stock [Member]
Business Acquisition, Share Price	$ 3.25
Business Acquisition, Equity Interest Acquired , Number of Shares	7,037,482
Business Acquisition, Percentage of Voting Interests Acquired	56.60%